NASDAQ
THE NASDAQ STOCK MARKET
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CERTNAS
001-32408

Gary Sundick
Vice President
Listing Qualifications

11005418

By Facsimile and First Class Mail

January 24, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on January 24, 2011 Nasdaq Stock Market (the "Exchange") received from Fairpoint Communications, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value 0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick